Activity that Occurred for Level Three Assets (Detail) - Significant Unobservable Inputs (Level 3) - Pension Benefits - USD ($) $ in Thousands		12 Months Ended
		May 31, 2019	May 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Balance at Beginning of Period		$ 28,448	$ 30,387
Actual Return on Plan Assets For Assets Still Held at Reporting Date		1,228	(65)
Settlements	[1]	(1,661)	(1,874)
Balance at End of Period		$ 28,015	$ 28,448

[1]	Includes the impact of exchange rate changes during the year.